M-Systems Flash Disk Pioneers Ltd.

7 Atir Yeda St., Kfar Saba, Israel 44425

Date: October 7, 2005

Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, N.W.

Washington, D.C. 20549-0305

Attention:  Mr. Mark P. Shuman

Re:   M-Systems Flash Disk Pioneers Ltd. (the "Company") - Registration Statement on Form F-3 (File Number 333-126774)

Dear Mr. Shuman,

Please find below the Company`s responses to the comments of the Securities and Exchange Commission (the "Commission") set forth in the letter dated September 27, 2005 (the "Comment Letter"). For ease of reference, each comment contained in the Comment Letter is repeated herein and is followed by the Company's response.

We have also filed an amended Registration Statement on Form F-3 with the Commission concurrently herewith, reflecting the Company`s responses to the Comment Letter as well as certain other revisions.

Should you wish to discuss the enclosed materials at any time, please do not hesitate to contact the undersigned at +972-9-764-5000.

Sincerely,

Donna Gershowitz

General Counsel

M-Systems Flash Disk Pioneers Ltd.

Cc:  Clifford M.J. Felig, Adv.

Meitar Liquornik Geva & Leshem Brandwein

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General

  As you know, we issued comments regarding your confidential treatment request (Control No. 17022), on September 19, 2005. As a follow-up to comment 1 of our letter dated August 17, 2005, please be advised that the processing of your confidential treatment request must be completed prior to requesting the acceleration of effectiveness of this registration statement.

On September 22, 2005, we submitted to the Commission an amended request for confidential treatment.

Form F-3, as amended

Selling Securityholders, page 69

  While we note the revisions you have made in response to comment 4 of our letter dated August 17, 2005, please further revise your disclosure to confirm that the individuals named in footnotes (7), (12), and (17) exercise the voting and dispositive powers with respect to the shares to be offered for resale by CNH CA Master Account LP, Highbridge International LLC, and Vicis Capital Master Fund.

We have revised the Registration Statement on pages 73 and 74 in response to the Commission`s comment.

  We note that in response to comment 6 of our letter dated August 17, 2005, you expanded your disclosure on page 69 to indicate that all selling securityholders that are affiliates of broker-dealers acquired the securities to be resold in the ordinary course of business and that at the time of the acquisition they had no agreements, understandings or arrangements with any other persons, either directly or indirectly, to dispose of the securities. However, your disclosure on page 75 states that these selling securityholders may be deemed to be underwriters unless the above conditions are true. Please revise your disclosure on page 75 to conform with your disclosure on page 69.

We have revised the Registration Statement on page 75 in response to the Commission`s comment.

Plan of Distribution, page 74

  We note that in response to comment 4 of our letter dated August 17, 2005, you amended your disclosure to state that Tugar Capital LP has created a short position with respect to 40,443 ordinary shares being registered in this registration statement. Please provide us with a detailed analysis as to how this short position is consistent with CF Tel. Interp. A.65. You also disclose that Lindin Capital LP and Sunrise Partners LP have entered into certain hedging transactions in connection with certain or all of the convertible notes purchased and certain or all of the ordinary shares issuable upon conversion of the notes. Please provide us with a detailed description of these hedging transactions. We may have further comment.

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The Company obtained the information regarding Tugar Capital LP and its short position in the Company's ordinary shares from information provided by Tugar Capital in a questionnaire furnished by the Company to all selling security holders in connection with the offering.  Tugar Capital has confirmed to the Company that while it had a short position with respect to 40,433 ordinary shares of the Company as of the date of the questionnaire, it has no intention of covering its short position with any of the ordinary shares that are being registered pursuant to the offering.  Tugar Capital has further advised the Company that any attempt by it to cover its short position would be made exclusively through open market purchases of ordinary shares of the Company made in accordance with Regulation M under the Securities Act of 1933, if applicable.  Accordingly, Tugar has advised the Company that it believes that its actions would not conflict with the Commission's position stated in CF Te. Interp. A.65.

On October 5, 2005, each of Sunrise Partners LP and Linden Capital LP informed the Company that it no longer holds any of the notes underlying the Registration Statement.  We have therefore removed such entities from the selling securityholders table in the Registration Statement.

Exhibit 5.3

  We note that in rendering this legal opinion, counsel has assumed the due incorporation, valid existence and good standing of M-Systems Finance and M-Systems Flash Disk Pioneers and that these parties have the requisite power and authority to enter into and perform the obligations under the Indenture. Please note that it is not appropriate to assume such legal conclusions. Counsel has also assumed the due authorization, execution and delivery of the Indenture by both companies. We will not object to a reference to reliance upon officers` certificates concerning factual matters relating to the execution and delivery of the Indenture by both companies; however, whether both companies were authorized to enter into the Indenture in a legal conclusion that may not be assumed. Finally, if the due authorization, execution and delivery of the Indenture by the Trustee and the authentication of Notes by the Trustee are conditions that must be satisfied for counsel to render this opinion, counsel should render its opinion on these matters of law or may rely upon a separate opinion of counsel who is identified.

We have revised Exhibits 5.1, 5.2 and 5.3 of the Registration Statement in response to the Commission`s comment.

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